Long-Term Debt - Schedule of Long-Term Debt (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt	CAD 21,535	CAD 21,219
Less: Deferred financing costs and debt discounts	(139)	(151)
Less: Current installments of long-term debt	(705)	(251)
Long-term debt	CAD 20,691	CAD 20,817
Credit facility
Debt Instrument [Line Items]
Weighted average rate (percent)	2.50%	1.80%
Less: Current installments of long-term debt	CAD (312)	CAD (61)
Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	671	CAD 973
REGULATED
Debt Instrument [Line Items]
Total long-term debt	16,583
REGULATED | Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	CAD 465
REGULATED | ITC | Secured | Fixed Rate Secured US First Mortgage Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.67%	4.81%
Total long-term debt	CAD 2,063	CAD 1,994
REGULATED | ITC | Secured | Fixed Rate Secured US Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.19%	4.19%
Total long-term debt	CAD 596	CAD 638
REGULATED | ITC | Unsecured | Fixed Rate Unsecured US Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	3.98%	4.80%
Total long-term debt	CAD 3,618	CAD 3,160
REGULATED | ITC | Unsecured | 6.00% Unsecured US Shareholder Note
Debt Instrument [Line Items]
Stated interest rate (percent)	6.00%	6.00%
Total long-term debt	CAD 250	CAD 267
REGULATED | ITC | Unsecured | Variable Rate Unsecured US Term Loan Credit Agreement
Debt Instrument [Line Items]
Weighted average rate (percent)	2.03%
Total long-term debt	CAD 63	CAD 0
REGULATED | UNS Energy | Unsecured | Fixed and Variable Rate Unsecured US Tax-Exempt Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.04%	3.87%
Total long-term debt	CAD 773	CAD 827
REGULATED | UNS Energy | Unsecured | Fixed Rate Unsecured US Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.26%	4.26%
Total long-term debt	CAD 1,411	CAD 1,511
REGULATED | Central Hudson | Unsecured | Fixed and Variable Rate Unsecured US Promissory Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	4.28%	4.25%
Total long-term debt	CAD 770	CAD 768
REGULATED | FortisBC Energy | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	5.13%	5.24%
Total long-term debt	CAD 2,395	CAD 2,220
REGULATED | FortisAlberta | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	4.70%	4.82%
Total long-term debt	CAD 2,035	CAD 1,834
REGULATED | FortisBC Electric | Secured | Fixed Rate Secured Debentures
Debt Instrument [Line Items]
Stated interest rate (percent)	8.80%	8.80%
Total long-term debt	CAD 25	CAD 25
REGULATED | FortisBC Electric | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	5.05%	5.22%
Total long-term debt	CAD 710	CAD 635
REGULATED | Eastern Canadian | Secured | Fixed Rate Secured First Mortgage Sinking Fund Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	6.14%	6.48%
Total long-term debt	CAD 585	CAD 516
REGULATED | Eastern Canadian | Secured | Fixed Rate Secured First Mortgage Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	6.19%	6.19%
Total long-term debt	CAD 195	CAD 195
REGULATED | Eastern Canadian | Unsecured | Fixed Rate Unsecured Senior Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	6.11%	6.11%
Total long-term debt	CAD 104	CAD 104
REGULATED | Caribbean Electric | Unsecured | Fixed and Variable Rate Unsecured US Senior Loan Notes and Bonds
Debt Instrument [Line Items]
Weighted average rate (percent)	4.80%	4.92%
Total long-term debt	CAD 525	CAD 499
NON-REGULATED
Debt Instrument [Line Items]
Total long-term debt	4,952
NON-REGULATED | Credit facility | Long-term Credit Facility Borrowings
Debt Instrument [Line Items]
Total long-term debt	CAD 206
NON-REGULATED | Corporate | Unsecured | Fixed Rate Unsecured Debentures
Debt Instrument [Line Items]
Weighted average rate (percent)	6.50%	6.50%
Total long-term debt	CAD 200	CAD 200
NON-REGULATED | Corporate | Unsecured | Fixed Rate Unsecured US Senior Notes and Promissory Notes
Debt Instrument [Line Items]
Weighted average rate (percent)	3.41%	3.43%
Total long-term debt	CAD 4,046	CAD 4,353
NON-REGULATED | Corporate | Unsecured | Fixed Rate 2.85% Senior Notes
Debt Instrument [Line Items]
Stated interest rate (percent)	2.85%	2.85%
Total long-term debt	CAD 500	CAD 500